Income Tax - Schedule of Components of Income Tax Expense (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Current expense (benefit)
Federal		$ 266,104
State		80,883
Deferred expense (benefit)
Federal	$ (373,152)	(921,893)
State	(84,226)	(208,085)
Change in Valuation Allowance	457,378	1,129,978
Income tax provision	$ 0	$ 346,987